Equity Transactions With Noncontrolling Interests (Narrative) (Detail)	Oct. 31, 2010
PEW [Member]
Noncontrolling Interest [Line Items]
Equity ownership in subsidiaries	84.00%
SANYO [Member]
Noncontrolling Interest [Line Items]
Equity ownership in subsidiaries	81.00%